Sustainable Municipal Income ETF Expense Example - Sustainable Municipal Income ETF - ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	$ 594